Organization and Liquidity	11 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Liquidity

Note 1.  Organization and Liquidity

Akoustis, Inc. (the “Company”) operates in the telecommunications and fiber optics sector. The Company was incorporated in May 2014 and is based in Cornelius, North Carolina. The Company’s mission is to commercialize and manufacture its patent-pending Bulk ONE™ acoustic wave technology to address the critical frequency-selectivity requirements in today’s mobile smartphones – improving the efficiency and signal quality of mobile wireless devices and enabling The Internet of Things.